UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  03/31/2013
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Theodore M. Bovard
Title:	 Principal
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Theodore M. Bovard	Pittsburgh, PA	May 10, 2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      92
Form 13F Information Table Value Total:	 606,701
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS              PUT     INV
ISSUER                  	CLASS      CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- 	       -------- ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------


1/100 Berkshire Hathaway	CLA	084990175	625	0 	SH		SOLE		0
Apple Inc			COM	037833100	892	2 	SH		SOLE		2
Costco Whsl Corp.		COM	22160k105	216	2 	SH		SOLE		2
Air Prods & Chem		COM	009158106	284	3 	SH		SOLE		3
Berkshire Hathaway		CLB	084670702	373	4 	SH		SOLE		4
HJ Heinz Co			COM	423074103	267	4 	SH		SOLE		4
Russell 3000 Index		ETF	464287689	409	4 	SH		SOLE		4
Baxter Intl			COM	071813109	318	4 	SH		SOLE		4
Yum! Brands Inc.		COM	988498101	323	4 	SH		SOLE		4
Phillips 66			COM	718546104	351	5 	SH		SOLE		5
IShares Tr S&P 100		ETF	464287101	363	5 	SH		SOLE		5
American Express		COM	025816109	349	5 	SH		SOLE		5
EQT Corp			COM	26884l109	355	5 	SH		SOLE		5
Emerson Electric		COM	291011104	334	6 	SH		SOLE		6
ConocoPhillips			COM	20825C104	363	6 	SH		SOLE		6
Colgate-Palmolive		COM	194162103	718	6 	SH		SOLE		6
Royal Dutch Shell A		COM	780259206	475	7 	SH		SOLE		7
United Technologies		COM	913017109	706	8 	SH		SOLE		8
Rockwell Collins		COM	774341101	486	8 	SH		SOLE		8
Chevron Corp.			COM	166764100	922	8 	SH		SOLE		8
3M Co				COM	88579y101	829	8 	SH		SOLE		8
Allstate Corp			COM	020002101	440	9 	SH		SOLE		9
Templeton Global Inc.		COM	880198106	94	10 	SH		SOLE		10
U.S. Bancorp			COM	902973304	357	11 	SH		SOLE		11
Caterpillar Inc			COM	149123101	938	11 	SH		SOLE		11
Pepsico Inc			COM	713448108	893	11 	SH		SOLE		11
Philip Morris Intl		COM	718172109	1108	12 	SH		SOLE		12
Altria Group			COM	02209S103	508	15 	SH		SOLE		15
Tempur Pedic Intl		COM	88023u101	780	16 	SH		SOLE		16
Johnson & Johnson		COM	478160104	1353	17 	SH		SOLE		17
Procter & Gamble Co		COM	742718109	1282	17 	SH		SOLE		17
Universal Stainless		COM	913837100	628	17 	SH		SOLE		17
Merck & Co Inc			COM	58933Y105	818	19 	SH		SOLE		19
Ansys Inc			COM	03662Q105	1528	19 	SH		SOLE		19
Wal-Mart Stores Inc		COM	931142103	1512	20 	SH		SOLE		20
Coca Cola Co			COM	191216100	903	22 	SH		SOLE		22
Oracle Corp			COM	68389x105	726	22 	SH		SOLE		22
Abbott Laboratories		COM	002824100	955	27 	SH		SOLE		27
AbbVie Inc			COM	00287y109	1103	27 	SH		SOLE		27
Mylan Inc			COM	628530107	786	27 	SH		SOLE		27
Fuel Systems Sols		COM	35952W103	517	31 	SH		SOLE		31
Hospira				COM	441060100	1467	45 	SH		SOLE		45
Exxon Mobil Corp		COM	30231G102	4305	48 	SH		SOLE		48
PPG Industries Inc		COM	693506107	6932	52 	SH		SOLE		52
BMC Software			COM	055921100	2421	52 	SH		SOLE		52
Cisco Systems Inc		COM	17275r102	1136	54 	SH		SOLE		54
Intl Business Mach		COM	459200101	12144	57 	SH		SOLE		57
Kinder Morgan			COM	49456b101	2276	59 	SH		SOLE		59
V F Corp			COM	918204108	11308	67 	SH		SOLE		67
Ingersoll Rand			COM	G47791101	4282	78 	SH		SOLE		78
Rockwell Automation		COM	773903109	6792	79 	SH		SOLE		79
Matthews Intl Corp		CLA	577128101	2833	81 	SH		SOLE		81
Erie Indemnity Co		CLA	29530P102	7619	101 	SH		SOLE		101
iShs iBoxx TR GS ETF		ETF	464287242	14301	119 	SH		SOLE		119
Texas Instruments Inc		COM	882508104	4420	125 	SH		SOLE		125
Parker-Hannifin Corp.		COM	701094104	12616	138 	SH		SOLE		138
Alcoa Inc			COM	013817101	1238	145 	SH		SOLE		145
Amgen Inc			COM	031162100	15483	151 	SH		SOLE		151
Joy Global Inc			COM	481165108	9571	161 	SH		SOLE		161
PNC Fin Svcs Grp		COM	693475105	11698	176 	SH		SOLE		176
Intel Corp			COM	458140100	3901	179 	SH		SOLE		179
Bank of NY Mellon 		COM	064058100	5113	183 	SH		SOLE		183
Allergan Inc			COM	018490102	21383	192 	SH		SOLE		192
Dell Inc			COM	24702r101	2751	192 	SH		SOLE		192
Axiall Corp			COM	05463d100	12292	198 	SH		SOLE		198
Kimberly-Clark Corp		COM	494368103	21382	218 	SH		SOLE		218
NetScout Systems		COM	64115T104	5728	233 	SH		SOLE		233
Charles Schwab Corp		COM	808513105	4291	243 	SH		SOLE		243
Xilinx Inc			COM	983919101	9304	244 	SH		SOLE		244
EMC Corp.			COM	268648102	6401	268 	SH		SOLE		268
Voxx Intl Corp			COM	91829f104	2902	271 	SH		SOLE		271
Pfizer Inc			COM	717081103	8171	283 	SH		SOLE		283
Boeing Co			COM	097023105	24866	290 	SH		SOLE		290
Schwab US Mkt ETF		ETF	808524102	11275	297 	SH		SOLE		297
Honeywell Intl Inc		COM	438516106	22571	300 	SH		SOLE		300
F.N.B. Corp			COM	302520101	3726	308 	SH		SOLE		308
Marsh & McLennan		COM	571748102	12286	324 	SH		SOLE		324
Medtronic Inc			COM	585055106	15436	329 	SH		SOLE		329
BP plc				COM	055622104	14261	337 	SH		SOLE		337
iShares MSCI Japan		ETF	464286848	3934	364 	SH		SOLE		364
FirstEnergy Corp		COM	337932107	17557	416 	SH		SOLE		416
Arthur J Gallagher		COM	363576109	17640	427 	SH		SOLE		427
Windstream Corp			COM	97381w104	3596	453 	SH		SOLE		453
SanDisk Corp			COM	80004C101	27053	492 	SH		SOLE		492
Comcast Corp			COM	20030n101	21517	513 	SH		SOLE		513
Loews Corp			COM	540424108	24765	562 	SH		SOLE		562
Verizon Comm			COM	92343V104	30624	623 	SH		SOLE		623
Microsoft Corp			COM	594918104	18134	634 	SH		SOLE		634
CA Technologies			COM	12673P105	16764	666 	SH		SOLE		666
AT&T Inc.			COM	00206r102	27258	743 	SH		SOLE		743
General Electric Co		COM	369604103	23431	1013 	SH		SOLE		1013
Wendys				COM	95058w100	6359	1121 	SH		SOLE		1121



